COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 24 — COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such a contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company may consider many factors in making these assessments including historical performance and specific facts and circumstances of each matter.

Over-claimed service fees – after-school daycare service facilities

In late 2024, the Company identified over-claimed service fees at four of its after-school daycare service facilities located in Hokkaido (Shiroishi, Asahi, Teine, and Hakodate). During the fiscal year ended December 31, 2025, the Company fully completed the refund of the over-claimed amounts for the Shiroishi, Asahi, and Teine facilities. As of December 31, 2025, the remaining balance related to the Hakodate facility was recorded as other receivable in the consolidated balance sheet, because the provisional payments previously made to the local government exceeded the finalized refund amount. This balance was collected in January 2026.

In management’s opinion, except as disclosed above, there were no pending or threatened claims or litigation as of December 31, 2025, and up through April 8, 2026, the date the consolidated financial statements were available to be issued.

The Company is committed under long-term bank loans, bond payable, asset retirement obligation, operating leases for offices, and finance leases for office equipment and commercial vehicles. The following table summarizes the Company’s contractual obligations as of December 31, 2025:

	Payment due by period
	Less than one year	One to three years	Three to five years	More than five years	Total	Total
	JPY	JPY	JPY	JPY	JPY	US$
Bank loans	251,030,000	24,422,000	-	-	275,452,000	1,756,709
Bond payable	40,000,000	20,000,000	-	-	60,000,000	382,653
Asset retirement obligation	1,166,339	-	907,036	28,702,540	30,775,915	196,275
Finance lease liabilities	90,401,972	109,532,098	34,820,465	3,369,400	238,123,935	1,518,648
Operating lease liabilities	144,499,286	172,079,344	99,933,090	87,738,230	504,249,950	3,215,880
Total	527,097,597	326,033,442	135,660,591	119,810,170	1,108,601,800	7,070,165

Legal proceedings

Between July and September 2020, a former representative director and vice president of the Company (the “Defendant”) entered into three service contracts in a total amount of JPY187,000,000 ($1.19 million) without the board of directors’ approval.

In connection with a civil lawsuit against the Defendant filed on February 26, 2021, Mr. Kiyotaka Ito transferred personal funds in cash into the Company’s account, for the purposes of compensation for damages caused by the Defendant. The transfer was made in several installments from November 2020 to March 2022, totaling JPY41,362,768 ($0.26 million).

In December 2023, the lawsuit between the Defendant and the Company was settled with the Defendant transferring 400,000 ordinary shares of the Company, valued at JPY100,000,000 ($0.64 million) to the Company, which was recorded as an increase in capital surplus and treasury shares (the “Settlement”). Upon the Settlement, the board of directors approved the return of the transferred funds to Mr. Kiyotaka Ito, with the Company withholding JPY19,004,123 ($0.12 million) in taxes.

After the Settlement, the Company’s audit committee obtained a legal opinion from Japanese legal counsel of the Company, which calculated the unrecovered damages in accordance with the Japan Company Act 423 of Japanese commercial law. The audit committee concluded that JPY55,935,710 ($0.36 million) uncompensated damages remained after the Settlement.

On June 14, 2024, the board of directors approved Mr. Kiyotaka Ito’s compensation in the amount of JPY55,935,710 ($0.36 million) uncompensated damages. On June 27, 2024, Mr. Kiyotaka Ito fully paid the JPY55,935,710 ($0.36 million) to the Company. JPY33,577,065 ($0.22 million) to the Company, which equals to (i) JPY55,935,710 ($0.36 million) minus (ii) the JPY22,358,645 ($0.14 million) transferred funds repayment owed to Mr. Kiyotaka Ito, was recorded as a reduction in Mr. Kiyotaka Ito’s compensation for the fiscal year ended December 31, 2023.